Grant Expense, Net (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Grant Expense, Net (Textual)
Grant expense, gross	$ 7,000,000	$ 7,000,000
Grant expense, net	609,000	(469,000)	$ 1,418,000
Grant income	209,000	984,000	1,821,000
Grant costs	818,000	515,000	3,239,000
Grant receivable	114,000	326,000	678,000
Received payments	$ 4,743,000	$ 3,209,000	$ 2,244,000